DUE FROM RELATED PARTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DUE FROM RELATED PARTIES
NOTE 5 - DUE FROM RELATED PARTIES

NOTE 5 – DUE FROM RELATED PARTIES

Due from related parties consisted of:

	March 31,	December 31,
	2022	2021
	(Unaudited)
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$318,763	$397,590
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	-
Total Due from Related Parties	$318,763	$397,590

(1) Zhenhuikang is controlled by Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”) Zhenxigu is controlled by Mr. Yulin Cao, a director and significant stockholder of Yubo Beijing.

(2) Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.

The due from related parties receivables are noninterest bearing and are due on demand.

NOTE 5 – DUE FROM RELATED PARTIES

Due from related parties consisted of:

	December 31,	December 31,
	2021	2020
Beijing Zhenhuikang Biotechnology Co., LTD (“Zhenhuikang”) (1)	$397,590	$404,288
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	-	25,360
Total Due from Related Parties	$397,590	$429,648

(1)	Zhenhuikang is controlled by Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”) Zhenxigu is controlled by Mr. Yulin Cao, a director and significant stockholder of Yubo Beijing.

(2)	Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.

The due from related parties receivables are noninterest bearing and are due on demand.